VENDORS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
VENDORS

NOTE 11 – VENDORS

On July 5, 2017, the Company issued 5,000,000 shares of common stock to Stock Vest in connection with a contractor agreement. These shares had a fair market value of $0.0072 at the date of issuance, which was the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

On August 14, 2017, the Company issued 500,000 shares of common stock to Azaliya Kaplunsky in connection with an independent contractor agreement between Ms. Kaplunsky and the Company, dated July 1, 2017. These shares had a fair market value of $0.0115 at the date of issuance, which was the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

On April 7, 2016, the Company issued 20,00,000 shares of common stock to Ryan Medico in connection with a contractor agreement. These shares had a fair market value of $0.014 at the date of issuance, which was the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering). On July 30, 2019, the 14,860,346 shares that had been issued to Ryan Medico were forfeited to the Company and cancelled.

NOTE 11 – VENDORS

Stock Vest was hired as an investor relations company at a charge of 5,000,000 restricted common stock at a par value of .00001.

Ryan Medico was issued 20,000,000 restricted common shares per his professional services agreement it with the Company at par value of .00001. Of these shares, 14,860,346 were forfeited to the Company.

Azaliya Latypova was issued 500,000 restricted common shares per his professional services agreement with the Company at par value of .00001.